Parent company only condensed financial information (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ 3,559,600	¥ 24,781,220	¥ 20,881,422	¥ 26,856,727
Cash flows from investing activities:
Purchases of investment securities	(110,721)	(770,818)	(4,562,283)	(7,824,277)
Cash received from disposal of investment securities	144,946	1,009,088	317,975
Loans provided to JD Digits	595,937	4,148,796	6,259,241	(6,187,891)
Net cash used in investing activities	(3,641,208)	(25,349,357)	(26,078,992)	(39,815,291)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			3,531,870
Repurchase of ordinary shares	(18,818)	(131,010)	(205,886)
Proceeds from long-term borrowings			2,890,575
Proceeds from settlement of capped call options				737,501
Proceeds from issuance of ordinary shares pursuant to share-based awards	16,110	112,153	48,555	135,745
Net cash provided by financing activities	369,512	2,572,467	11,219,928	19,234,985
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	58,302	405,891	1,681,163	(641,534)
Net increase in cash, cash equivalents, and restricted cash	346,206	2,410,221	7,703,521	5,634,887
Parent company
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	100,251	697,927	(233,195)	(105,219)
Cash flows from investing activities:
Purchases of investment securities	0	0	(755)
Cash received from disposal of investment securities			7,893
Cash received from/(prepayments and investments in) subsidiaries and consolidated VIEs	747,323	5,202,711	(12,425,233)	2,359,092
Prepayments and investments in equity investees				(7,646)
Loans provided to JD Digits	(234,355)	(1,631,530)	(839,617)	(31,161)
Net cash used in investing activities	512,968	3,571,181	(13,257,712)	2,320,285
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			3,531,870
Repurchase of ordinary shares	(18,818)	(131,010)	(205,886)
Proceeds from long-term borrowings			2,890,575
Proceeds from settlement of capped call options				737,501
Proceeds from issuance of ordinary shares pursuant to share-based awards	16,110	112,153	48,555	135,745
Upfront fee payment for long-term borrowings			(81,581)
Net cash provided by financing activities	(2,708)	(18,857)	6,183,533	873,246
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	18,470	128,592	539,361	(240,077)
Net increase in cash, cash equivalents, and restricted cash	628,981	4,378,843	(6,768,013)	2,848,235
Cash, cash equivalents, and restricted cash at beginning of the year	315,550	2,196,796	8,964,809	6,116,574
Cash, cash equivalents, and restricted cash at end of the year	$ 944,531	¥ 6,575,639	¥ 2,196,796	¥ 8,964,809